KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 134.1%
Equity Investments(1) — 126.4%
United States — 76.8%
Midstream Company(2) — 54.3%
Antero Midstream Corporation	1,178	$7,978
BP Midstream Partners LP(3)	251	2,957
Cheniere Energy Partners, L.P.(3)(4)	74	2,678
DCP Midstream, LP — Series A Preferred Units(3)(5)	6,005	4,414
Energy Transfer LP(3)	1,235	7,930
EnLink Midstream Partners, LP, — Series C Preferred Units(6)	8,605	3,442
Enterprise Products Partners L.P.(3)	591	10,370
Equitrans Midstream Corporation(4)(7)	163	1,673
Equitrans Midstream Corporation — Convertible Preferred Units(4)(7)(8)(9)	238	4,815
Kinder Morgan, Inc.(4)	930	12,858
KNOT Offshore Partners LP(10)	422	5,218
ONEOK, Inc.	269	7,400
Magellan Midstream Partners, L.P.(3)	156	5,930
MPLX LP(3)	548	10,019
Phillips 66 Partners LP(3)	126	3,392
Plains GP Holdings, L.P.(10)(11)	695	5,078
Plains GP Holdings, L.P. — Plains AAP, L.P.(8)(10)(11)(12)	690	5,041
Rattler Midstream LP(10)	421	3,523
Shell Midstream Partners, L.P.(3)	333	3,461
Targa Resources Corp.	1,025	17,442
TC PipeLines, LP(3)(4)	217	6,581
The Williams Companies, Inc.(4)	1,347	27,970

		160,170

Renewable Infrastructure Company(2)(4) — 11.3%
Clearway Energy, Inc. — Class A	231	5,569
Clearway Energy, Inc. — Class C	102	2,605
Enviva Partners, LP(3)	231	9,524
NextEra Energy Partners, LP	257	15,490

		33,188

Utility Company(2)(4) — 9.5%
Dominion Energy, Inc.	54	4,267
Eversource Energy	48	4,131
NextEra Energy, Inc.	31	8,766
Sempra Energy	52	6,455
Xcel Energy Inc.	64	4,432

		28,051

Other Energy Company(2) — 1.7%
Phillips 66	86	5,011

Total United States (Cost — $320,470)		226,420

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Canada — 35.7%
Renewable Infrastructure Company(2)(4) — 16.1%
Brookfield Renewable Partners L.P.	343	$15,575
Brookfield Renewable Corporation — Class A	134	6,843
Innergex Renewable Energy Inc.	750	12,949
Northland Power Inc.	337	9,445
TransAlta Renewables Inc.	228	2,787

		47,599

Midstream Company(2) — 15.0%
AltaGas Ltd.(4)	130	1,682
Enbridge Inc.	267	8,554
Gibson Energy Inc.	106	1,927
Keyera Corp.	362	6,617
Pembina Pipeline Corporation	544	13,459
TC Energy Corporation(4)	258	12,060

		44,299

Utility Company(2)(4) — 3.0%
Algonquin Power & Utilities Corp.	641	8,858

Other Energy Company(2) — 1.6%
Jupiter Resources Inc.(8)(9)(13)	1,229	4,607

Total Canada (Cost — $108,342)		105,363

United Kingdom — 6.6%
Renewable Infrastructure Company(2)(4) — 5.3%
Atlantica Sustainable Infrastructure plc	520	15,612

Utility Company(2)(4) — 1.3%
SSE plc	225	3,786

Total United Kingdom (Cost — $14,504)		19,398

Portugal — 1.9%
Utility Company(2)(4) — 1.2%
EDP — Energias de Portugal, S.A.	672	3,399

Renewable Infrastructure Company(2)(4) — 0.7%
EDP Renováveis, S.A.	129	2,207

Total Portugal (Cost — $5,244)		5,606

Italy — 1.6%
Utility Company(2)(4) — 1.6%
Enel — Società per Azioni (Cost — $4,359)	527	4,774

Spain — 1.5%
Utility Company(2)(4) — 1.5%
Iberdrola, S.A. (Cost — $4,069)	356	4,474

Denmark — 1.2%
Renewable Infrastructure Company(2)(4) — 1.2%
Orsted A/S (Cost — $3,231)	25	3,580

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

Description			No. of Shares/ Units	Value
Switzerland — 0.9%
Infrastructure Company(2) — 0.9%
Flughafen Zurich AG (Cost — $2,037)			17	$2,558

Germany — 0.2%
Utility Company(2)(4) — 0.2%
E.ON SE (Cost — $607)			52	615

Total Equity Investments (Cost — $462,863)				372,788

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 7.7%
United States — 7.7%
Midstream Company(2) — 7.7%
Antero Midstream Corporation	5.375%	9/15/24	$2,701	2,492
Antero Midstream Corporation(8)	5.750	3/1/27	2,814	2,512
Antero Midstream Corporation(8)	5.750	1/15/28	1,266	1,130
Blue Racer Midstream, LLC(8)	6.625	7/15/26	4,000	3,520
Buckeye Partners, L.P.	6.375	1/22/78	6,040	4,258
Crestwood Holdings LLC(8)	(14)	3/6/23	6,733	4,354
EQM Midstream Partners, LP(4)	6.500	7/15/48	515	520
Tallgrass Energy Partners, LP(4)(8)	4.750	10/1/23	2,000	1,960
Tallgrass Energy Partners, LP(4)(8)	6.000	3/1/27	1,307	1,222
Tallgrass Energy Partners, LP(4)(8)	5.500	1/15/28	1,000	915

Total Debt Investments (Cost — $24,654)				22,883

Total Long-Term Investments (Cost — $487,517)				395,671

			No. of Shares/ Units
Short-Term Investment — Money Market Fund — 6.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 0.02%(15) (Cost — $17,644)			17,644	17,644

Total Investments — 140.1% (Cost — $505,161)				413,315

Debt				(84,515)
Mandatory Redeemable Preferred Stock at Liquidation Value				(40,000)
Other Assets in Excess of Other Liabilities				6,132

Net Assets Applicable to Common Stockholders				$294,932

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to the “Glossary of Key Terms” for the definitions.

(3)

Securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 16.0% of its total assets invested in publicly-traded partnerships at August 31, 2020. It is the Fund’s intention to be treated as a RIC for tax purposes.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2020

(amounts in 000’s)

(UNAUDITED)

(4)

For the purposes of the Fund’s investment policies, it considers NextGen companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition and includes Renewable Infrastructure Companies, Green Utilities and Midstream Companies that primarily own and/or operate Midstream Assets related to natural gas or liquefied natural gas.

(5)

Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.375% per annum through December 15, 2022. On and after December 15, 2022, distributions on the Series A Preferred Units will be payable at a rate equal to the three-month LIBOR plus 5.148% per annum.

(6)

Series C Preferred Units are cumulative redeemable perpetual units. Distributions on the Series C Preferred Units are payable at a rate of 6.0% per annum through December 15, 2022. On and after December 15, 2022, the rate will be based on three-month LIBOR, determined quarterly, plus 4.11%.

(7)

On April 10, 2019, the Fund purchased, in a private placement, Series A Convertible Preferred Units (“EQM Convertible Preferred Units”) from EQM Midstream Partners, LP (“EQM”). On June 17, 2020, Equitrans Midstream Corporation (“ETRN”) and EQM completed their previously announced stock-for-unit merger. In connection with the merger, a portion of the EQM Convertible Preferred Units held by the Fund were exchanged for newly-issued ETRN Convertible Preferred Shares. The ETRN Convertible Preferred Shares will be convertible on a one-for-one basis into common shares of ETRN after April 10, 2021. The ETRN Convertible Preferred Shares pay quarterly cash distributions based on an annual rate of 9.75% through March 31, 2024.

(8)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2020, the aggregate value of restricted securities held by the Fund was $30,076 (7.1% of total assets), which included $20,654 of Level 2 securities and $9,422 of Level 3 securities. See Note 7 — Restricted Securities.

(9)	Fair valued security. See Notes 2 and 3 in Notes to Financial Statements.

(10)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(11)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(12)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2020, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Notes 3 and 7 in Notes to Financial Statements.

(13)	Security is non-income producing.

(14)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 750 basis points (7.66% as of August 31, 2020).

(15)	The rate indicated is the yield as of August 31, 2020.

See accompanying notes to financial statements.